Change in Non-Cash Working Capital Balances Related to Operations	12 Months Ended
Dec. 31, 2014
Change in Non-Cash Working Capital Balances Related to Operations

10     Change in non-cash working capital balances related to operations

(in millions of Canadian dollars)	2014	2013	2012
(Use) source of cash:
Accounts receivable, net	$(112)	$(29)	$(40)
Materials and supplies	7	(19)	7
Other current assets	(75)	5	15
Accounts payable and accrued liabilities	56	41	13

Change in non-cash working capital	$(124)	$(2)	$(5)